Notes Payable (Details)																1 Months Ended												3 Months Ended		6 Months Ended		12 Months Ended
	May 15, 2023 USD ($)	Sep. 02, 2022 USD ($)	Sep. 01, 2022 USD ($)	Jun. 17, 2022 USD ($)	May 26, 2022 USD ($)	May 25, 2022 USD ($)	May 09, 2022 USD ($)	Mar. 03, 2022 USD ($)	Dec. 14, 2021 USD ($)	Dec. 03, 2021 USD ($)	Jul. 02, 2021 USD ($)	Apr. 09, 2021 USD ($)	Feb. 24, 2021 USD ($)	Oct. 06, 2020 USD ($)	Sep. 11, 2019 USD ($)	Feb. 13, 2023 USD ($)	Nov. 15, 2022 USD ($)	Sep. 23, 2022 USD ($)	Sep. 22, 2022 USD ($)	Aug. 19, 2022 USD ($)	Aug. 18, 2022 USD ($)	Jun. 17, 2022 USD ($)	May 26, 2022 USD ($)	May 25, 2022 USD ($)	Feb. 22, 2022 USD ($)	Nov. 24, 2020 USD ($)	Apr. 30, 2020 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Jun. 29, 2023 USD ($)	May 30, 2023 $ / shares	Apr. 20, 2023 USD ($)	Feb. 13, 2023 AUD ($)	Dec. 31, 2022 AUD ($)	Aug. 18, 2022 AUD ($)	May 04, 2022	Mar. 07, 2022 USD ($)	Feb. 22, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Dec. 14, 2021 AUD ($)	Jun. 04, 2021	Jun. 01, 2021	Feb. 24, 2021 AUD ($)	Oct. 06, 2020 AUD ($)	May 04, 2020 USD ($)
Notes Payable (Details) [Line Items]
Principal amount																																$ 2,364,250
Accrued interest																												$ 15,063		$ 15,063		10,850	$ 1,637											$ 4,850
secured promissory note													$ 81,789	$ 54,412							$ 134,070																											$ 111,683	$ 74,300
Effective interest rate											10%	11%	14%	14%												14%
Interest																												93,981	$ 20,360	159,351	$ 34,256	821,051	372,106
Total liabilities																												$ 22,974,879		$ 22,974,879		$ 17,322,948
Repaid principal amount																																	$ 83,855	$ 10,284
Common stock price (in Dollars per share) | $ / shares																												$ 0.001		$ 0.001		$ 0.001	$ 0.001			$ 0.06
Promissory note											$ 137,625	$ 128,110														$ 34,000
Effective interest rate																																					18.00%
Payments																														$ 188,571
Promissory note issued				$ 104,500																		$ 104,500
Vendor liability				104,500																												$ 265,717
Debt discount																			$ 300,000																$ 500
Promissory note																																					$ 130,000
Repayment																												$ 51,239		51,239
Gain on extinguishment of debt																															$ 147,256	(832,482)	$ 1,025,655
Repayment amount																																5,000
Principal amount																																																		$ 412,500
Interest rate																												12.00%		12.00%											1.00%
Forgiven of principal amount																																	275,903
Principal accrued interest																																	3,119
R&D tax credit receivable																																	6,408
Converted loan																																	35,970
Extinguishment expense																																$ 8,341
Bears interest																																														89.00%	33.00%
The May 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																	136,597
Seller’s Choice Note [Member]
Notes Payable (Details) [Line Items]
Accrued interest								$ 139,000
The November 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																	4,736
The February 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																												$ 9,339
The First August 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																							$ 2,037
The April 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																											$ 282,432
Notes conversion, description																											The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020.
Accrued interest																												$ 4,924		$ 4,924
The First February 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description																																The maturity date of the First February 2022 Note is June 30, 2022 (the “First February 2022 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First February 2022 Loan Agreement are due.
secured promissory note																									$ 159,223																		$ 222,540
Effective interest rate																									14%
Maturity days																									60 days							60 days
Interest																																$ 8,120
Denver Bodega LLC Notes Payable [Member]
Notes Payable (Details) [Line Items]
Accrued interest																												2,133		2,133
Total liabilities																																										$ 293,888
Repaid principal amount																																255,874
Payments totaling																														80,000		5,994
Requires payments																																1,496
Principal balance																																$ 38,014
Bears interest																																5.00%							5.00%
The Third May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																														355,000		$ 18,195
Promissory note						$ 27,604																		$ 27,604
Flat interest fee						$ 3,704
Effective interest rate						20.00%																		20.00%
Payments						$ 3,067																		$ 3,067
Repayment amount																																4,432
The Third September 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																			129,053
Repaid principal amount																														7,420		108,036
Promissory note																			365,000
Flat interest fee																			$ 139,524
Effective interest rate																			143.00%
Payments																			$ 13,036
Cash proceeds																			110,762
Debt discount																			300,000
Loan agreement amount																		$ 129,053		$ 312,400
New and old debt percentage																		10.00%		10.00%
Repayment amount																																140,000
The Fourth May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																														5,000		13,499
Promissory note					$ 45,200																		$ 45,200
Flat interest fee					$ 5,200
Effective interest rate					17.00%																		17.00%
Repayment amount																																7,097
The November 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Effective interest rate																	21%
Repaid principal amount																														7,585		12,114
Promissory note																	$ 80,325
Flat interest fee																	$ 16,975
Repayment amount																																36,468
The Second June 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note issued				$ 104,500																		104,500
Vendor liability																						104,500
The First August 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																												9,068		9,068
secured promissory note																					$ 134,070																			$ 193,500
Maturity days																60 days					60 days
Effective interest rate																					14.00%																			14.00%
The First February 2023 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
secured promissory note																$ 321,891																						$ 424,755
Effective interest rate																14%
Maturity days																60 days
The Second August 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																				$ 312,400
Repaid principal amount																														193,000		535,050
Promissory note																				923,000
Flat interest fee																				$ 310,500
Effective interest rate																				167.00%
Payments																				$ 46,150
Cash proceeds																				300,100
Debt discount																				310,500								310,500		310,500
Repayment amount																																312,000
The First September 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																														51,733		14,647
Promissory note		$ 87,884	$ 87,884
Effective interest rate		13.00%	13.00%
Payments totaling																																21,971
The Second September 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																			303,386
Repaid principal amount																														197,000		112,375
Promissory note																			876,000
Flat interest fee																			$ 321,637
Effective interest rate																			100.00%
Payments																			$ 27,375
Cash proceeds																			272,614
Debt discount																			300,000
Loan agreement amount																			$ 303,386
New and old debt percentage																			10.00%
Repayment amount																																117,000
The Second May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																272,447
Promissory note							$ 401,500
Effective interest rate							162.00%
Payments							$ 14,339
Cash proceeds							$ 263,815
Debt discount																			$ 300,000													137,685
Gain on extinguishment of debt																		$ 3,905		66,749
Seller’s Choice Note [Member]
Notes Payable (Details) [Line Items]
Principal amount								660,000
Promissory note								799,000
Gain on extinguishment of debt								$ 147,256
The May 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																	396
The October 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																	111,683
The November 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																	23,716
The July 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																	92,140
Converted loan																																	24,019
Extinguishment expense																																7,109
The Second December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
secured promissory note									$ 329,127																																				$ 438,096
Maturity days									60 days
Interest																																26,115
Repaid principal amount																																293,499
Effective interest rate									14.00%																																				14.00%
Repaid principal amount																																	113,606
The First December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																185,655	$ 6,320
The First May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																390,114
Effective interest rate							143.00%
Payments							$ 21,673
Cash proceeds							455,924
Debt discount																																237,576
Promissory note							$ 693,500
Gain on extinguishment of debt																			$ 33,079
The June 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																				$ 312,400
Repaid principal amount																																255,600
Promissory note																						$ 568,000
Effective interest rate				217.00%																		217.00%
Payments																						$ 28,400
Cash proceeds																						378,000
Debt discount				$ 190,000																		$ 190,000
The First February 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																																$ 159,223
The May 2023 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Effective interest rate	20.00%
Repayment	$ 114,872
Interest	12,672
Requires payments	$ 12,764
The June 2023 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repayment																												$ 13,000		$ 13,000
Seller’s Choice Note [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description															The Seller’s Choice Note bears interest at a rate of 9.5% per annum and is payable on March 11, 2020 (the “Seller’s Choice Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts become due. Upon maturity the Company utilized an automatic extension up to 6 months. This resulted in a 5% increase in the interest rate every month the Seller’s Choice Note is outstanding. As of December 31, 2021, the Company was in default on the Seller’s Choice note.
Principal amount															$ 660,000
The First December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note										$ 191,975
Effective interest rate										9.00%